Statements of Changes in Capital and Surplus - Statutory Basis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year	$ 266.6	$ 222.4	$ 287.0
Net income (loss)	(20.0)	(29.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	0.6	15.7	(28.1)
Change in asset valuation reserve	(3.7)	(5.3)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	3.9	3.5	4.8
Changes in surplus as a result of reinsurance	(14.9)	(13.7)	(19.8)
Other changes to surplus	(0.4)	0.7	(1.8)
Paid-in surplus	200.4	85.4	70.0
Prior year correction	0.0	(12.3)	0.0
Balance, end of year	432.5	266.6	222.4
Common Stock
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year	2.5	2.5	2.5
Balance, end of year	2.5	2.5	2.5
Paid-in Surplus
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year	548.6	463.2	393.2
Paid-in surplus	200.4	85.4	70.0
Balance, end of year	749.0	548.6	463.2
Unassigned Surplus (Deficit)
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year	(284.5)	(243.3)	(108.7)
Net income (loss)	(20.0)	(29.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	0.6	15.7	(28.1)
Change in asset valuation reserve	(3.7)	(5.3)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	3.9	3.5	4.8
Changes in surplus as a result of reinsurance	(14.9)	(13.7)	(19.8)
Other changes to surplus	(0.4)	0.7	(1.8)
Prior year correction	0.0	(12.3)	0.0
Balance, end of year	$ (319.0)	$ (284.5)	$ (243.3)